UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Annual Report

December 31, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Portfolio.  Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

Management Discussion
In 2009 the Maxim Conservative Profile II Portfolio posted a 20.51% return. This return was obtained in a year where most of the major stock indexes bounced back from the substantial losses that occurred in 2008. For the full year, international stocks as measured by the MSCI EAFE Index gained 32.5% while domestic stocks as measured by the Wilshire 5000 Index gained 28.3%. With respect to Bonds, the Barclay’s Capital Aggregate Bond Index  rose 5.9%, while the shorter term Barclay’s Capital 1-3 Credit Bond Index returned 11.6%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 5.96% net of fees (composite benchmark return was 14.55%). Performance relative to the benchmarks was aided on the equity side by exposure to the Putnam Mid Cap Value A Fund and the Maxim Janus Large Cap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Putnam High Yield Bond Fund were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Short Duration Bond Portfolio and the Guaranteed Portfolio Fund. Also modestly hurting performance relative to benchmarks was exposure to the Maxim T. Rowe Price Equity Income Portfolio and the Maxim Small Cap-Value Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index	Wilshire 5000 Index	MSCI EAFE Index	Barclays Capital Aggregate Bond Index	Barclays Capital 1-3 Year Credit Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2000	10,095.00	10,489.19	8,911.00	8,607.73	11,163.00	10,780.40
2001	10,155.57	10,836.67	7,933.46	6,782.03	12,105.16	11,792.57
2002	10,011.36	11,043.92	6,278.54	5,719.96	13,347.15	12,612.16
2003	11,159.66	12,314.38	8,265.07	7,960.19	13,894.38	13,201.14
2004	11,952.00	13,072.07	9,296.56	9,607.79	14,497.26	13,440.08
2005	12,468.33	13,551.00	9,889.68	10,954.32	14,849.39	13,694.10
2006	13,465.79	14,611.64	11,449.28	13,896.65	15,492.37	14,332.25
2007	14,232.00	15,608.67	12,092.73	15,512.83	16,572.19	15,311.14
2008	12,286.48	13,902.38	7,590.60	8,833.01	17,440.57	15,357.68
2009	14,802.75	15,924.75	9,738.75	11,700.20	18,474.80	17,137.64

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
20.51%	4.38%	4.00%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	40.22%
Fixed Interest Contract	22.47%
International Equity	5.57%
Large Cap Equity	15.28%
Mid Cap Equity	5.49%
Small Cap Equity	3.77%
Short-Term Bond	7.20%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,117.22	$ 0.53

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

Management Discussion
In 2009 the Maxim Moderately Conservative Profile I Portfolio posted a 22.30% return. This return was obtained in a year where most of the major stock indexes bounced back from the substantial losses that occurred in 2008. For the full year, international stocks as measured by the MSCI EAFE Index gained 32.5% while domestic stocks as measured by the Wilshire 5000 Index gained 28.3%. With respect to bonds, the Barclay’s Capital Aggregate Bond Index rose 5.9%, while the shorter term Barclay’s Capital 1-3 Credit Bond Index returned 11.6%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 4.47% net of fees (composite benchmark return was 17.83%). Performance relative to the benchmarks was aided on the equity side by exposure to the Putnam Mid Cap Value A Fund and the Maxim Janus Large Cap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Putnam High Yield Bond Fund were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Short Duration Bond Portfolio and the Guaranteed Portfolio Fund. Also modestly hurting performance relative to benchmarks was exposure to the Maxim T. Rowe Price Equity Income Portfolio and the Maxim Small Cap-Value Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index	Wilshire 5000 Index	MSCI EAFE Index	Barclays Capital Aggregate Bond Index	Barclays Capital 1-3 Year Credit Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2000	9,765.00	10,046.72	8,911.00	8,607.73	11,163.00	10,780.40
2001	9,239.64	9,877.12	7,933.46	6,782.03	12,105.16	11,792.57
2002	8,661.24	9,535.32	6,278.54	5,719.96	13,347.15	12,612.16
2003	10,099.87	11,223.76	8,265.07	7,960.19	13,894.38	13,201.14
2004	11,099.76	12,217.71	9,296.56	9,607.79	14,497.26	13,440.08
2005	11,771.30	12,861.75	9,889.68	10,954.32	14,849.39	13,694.10
2006	12,953.13	14,301.11	11,449.28	13,896.65	15,492.37	14,332.25
2007	13,808.04	15,291.96	12,092.73	15,512.83	16,572.19	15,311.14
2008	11,300.50	12,581.89	7,590.60	8,833.01	17,440.57	15,357.68
2009	13,825.03	14,824.93	9,738.75	11,700.20	18,474.80	17,137.64

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
22.30%	4.48%	3.29%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	30.69%
Fixed Interest Contract	22.30%
International Equity	10.37%
Large Cap Equity	17.01%
Mid Cap Equity	9.49%
Small Cap Equity	8.28%
Short-Term Bond	1.86%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,140.41	$ 0.54

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

Management Discussion
In 2009 the Maxim Moderate Profile II Portfolio posted a 24.67% return. This return was obtained in a year where most of the major stock indexes bounced back from the substantial losses that occurred in 2008. For the full year, international stocks as measured by the MSCI EAFE Index gained 32.5% while domestic stocks as measured by the Wilshire 5000 Index gained 28.3%. With respect to Bonds, the Barclay’s Capital Aggregate Bond Index rose 5.9%, while the shorter term Barclay’s Capital 1-3 Credit Bond Index returned 11.6%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 3.84% net of fees (composite benchmark return was 20.83%). Performance relative to the benchmarks was aided on the equity side by exposure to the Putnam Mid Cap Value A Fund and the Maxim Janus Large Cap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Putnam High Yield Bond Fund were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Short Duration Bond Portfolio. Also modestly hurting performance relative to benchmarks was exposure to the Maxim T. Rowe Price Equity Income Portfolio and the Maxim Small-Cap Value Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index	Wilshire 5000 Index	MSCI EAFE Index	Barclays Capital Aggregate Bond Index	Barclays Capital 1-3 Year Credit Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2000	9,781.00	9,708.92	8,911.00	8,607.73	11,163.00	10,780.40
2001	9,121.76	9,262.34	7,933.46	6,782.03	12,105.16	11,792.57
2002	8,243.34	8,509.45	6,278.54	5,719.96	13,347.15	12,612.16
2003	9,920.03	10,367.77	8,265.07	7,960.19	13,894.38	13,201.14
2004	11,065.79	11,412.52	9,296.56	9,607.79	14,497.26	13,440.08
2005	11,771.79	12,081.75	9,889.68	10,954.32	14,849.39	13,694.10
2006	13,207.95	13,641.15	11,449.28	13,896.65	15,492.37	14,332.25
2007	14,161.56	14,596.33	12,092.73	15,512.83	16,572.19	15,311.14
2008	10,884.58	11,163.97	7,590.60	8,833.01	17,440.57	15,357.68
2009	13,568.71	13,488.86	9,738.75	11,700.20	18,474.80	17,137.64

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
24.67%	4.16%	3.10%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	24.67%
Fixed Interest Contract	15.19%
International Equity	15.41%
Large Cap Equity	21.99%
Mid Cap Equity	13.72%
Small Cap Equity	9.02%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,166.34	$ 0.55

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

Management Discussion
In 2009 the Maxim Moderately Aggressive Profile II Portfolio posted a 28.93% return. This return was obtained in a year where most of the major stock indexes bounced back from the substantial losses that occurred in 2008. For the full year, international stocks as measured by the MSCI EAFE Index gained 32.5% while domestic stocks as measured by the Wilshire 5000 Index gained 28.3%. With respect to Bonds, the Barclay’s Capital Aggregate Bond Index rose 5.9%, while the shorter term Barclay’s Capital 1-3 Credit Bond Index returned 11.6%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 5.21% net of fees (composite benchmark return was 23.72%). Performance relative to the benchmarks was aided on the equity side by exposure to the Putnam Mid Cap Value A Fund and the Maxim Janus Large Cap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Putnam High Yield Bond Fund were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Short Duration Bond Portfolio. Also modestly hurting performance relative to benchmarks was exposure to the Maxim T. Rowe Price Equity Income Portfolio and the Maxim Small Cap-Value Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index	Wilshire 5000 Index	MSCI EAFE Index	Barclays Capital Aggregate Bond Index	Barclays Capital 1-3 Year Credit Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00	10,000.00
2000	9,423.00	9,398.18	8,911.00	8,607.73	11,163.00	10,780.40
2001	8,410.97	8,582.66	7,933.46	6,782.03	12,105.16	11,792.57
2002	7,293.15	7,571.62	6,278.54	5,719.96	13,347.15	12,612.16
2003	9,061.74	9,588.41	8,265.07	7,960.19	13,894.38	13,201.14
2004	10,285.98	10,786.89	9,296.56	9,607.79	14,497.26	13,440.08
2005	11,091.37	11,574.44	9,889.68	10,954.32	14,849.39	13,694.10
2006	12,640.84	13,389.61	11,449.28	13,896.65	15,492.37	14,332.25
2007	13,581.32	14,343.28	12,092.73	15,512.83	16,572.19	15,311.14
2008	9,472.97	10,164.59	7,590.60	8,833.01	17,440.57	15,357.68
2009	12,213.50	12,575.48	9,738.75	11,700.20	18,474.80	17,137.64

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
28.93%	3.49%	2.02%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	19.43%
Fixed Interest Contract	5.97%
International Equity	18.05%
Large Cap Equity	26.20%
Mid Cap Equity	18.93%
Small Cap Equity	11.42%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,197.81	$ 0.55

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

Management Discussion
In 2009 the Maxim Aggressive Profile I Portfolio posted a 33.02% return. This return was obtained in a year where most of the major stock indexes bounced back from the substantial losses that occurred in 2008. For the full year, international stocks as measured by the MSCI EAFE Index gained 32.5% while domestic stocks as measured by the Wilshire 5000 Index gained 28.3%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 3.68% net of fees (composite benchmark return was 29.34%). Performance relative to the benchmarks was aided by exposure to the Maxim T. Rowe Price MidCap Growth Portfolio, Putnam Mid Cap Value A Fund, and the Maxim Janus Large Cap Growth Portfolio. Somewhat modestly hurting performance relative to benchmarks was exposure to the Maxim T. Rowe Price Equity Income Portfolio and the Maxim Small-Cap Value Portfolio.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index.  Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index	Wilshire 5000 Index	MSCI EAFE Index
	10,000.00	10,000.00	10,000.00	10,000.00
2000	9,385.00	8,820.02	8,911.00	8,607.73
2001	8,130.23	7,581.51	7,933.46	6,782.03
2002	6,600.12	6,118.28	6,278.54	5,719.96
2003	8,626.35	8,192.22	8,265.07	7,960.19
2004	10,104.05	9,416.58	9,296.56	9,607.79
2005	11,010.38	10,233.05	9,889.68	10,954.32
2006	12,726.90	12,187.26	11,449.28	13,896.65
2007	13,662.33	13,091.92	12,092.73	15,512.83
2008	8,211.06	8,026.98	7,590.60	8,833.01
2009	10,922.35	10,382.10	9,738.75	11,700.20

Average Annual Total Returns for the Periods Ended December 31, 2009

One Year	Five Years	Ten Years
33.02%	1.57%	0.89%

Results include the reinvestment of all dividends and capital gains distributions.  Past performance is no guarantee of future results.  The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.  Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs.  If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2009

Asset Class	% of Portfolio Investments
Bond	0.00%
International Equity	25.71%
Large Cap Equity	27.90%
Mid Cap Equity	28.12%
Small Cap Equity	18.27%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs:  (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2009 to December 31, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2009)	(12/31/2009)	(6/30/09-12/31/09)

Actual	$ 1,000.00	$ 1,239.28	$ 0.56

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable.  If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2009

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maxim Aggressive Profile II Portfolio, Maxim Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, and Maxim Moderately Conservative Profile II Portfolio of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Maxim Aggressive Profile II Portfolio, Maxim Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, and Maxim Moderately Conservative Profile II Portfolio of the Maxim Series Fund, Inc. as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $57,230,970 (22% of net assets) for Maxim Conservative Profile II Portfolio, $130,311,562 (15% of net assets) for Maxim Moderate Profile II Portfolio, $6,831,117 (6% of net assets) for Maxim Moderately Aggressive Profile II Portfolio, and $8,590,579 (22% of net assets) for Maxim Moderately Conservative Profile II Portfolio, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values.  We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate.  However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado
February 25, 2010

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments at market value, affiliated (1)	$539,219,954	$254,752,185	$857,772,568	$114,381,305	$38,516,150
Dividends and interest receivable	0	0	7	0	0

Total assets	539,219,954	254,752,185	857,772,575	114,381,305	38,516,150

LIABILITIES:
Due to investment adviser	4,476	2,098	7,091	946	320

NET ASSETS	$539,215,478	$254,750,087	$857,765,484	$114,380,359	$38,515,830

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$8,937,581	$2,975,327	$11,902,833	$1,360,249	$429,127
Additional paid-in capital	683,367,699	265,912,368	977,788,470	126,629,028	41,282,733
Net unrealized appreciation (depreciation) on investments	(69,752,871)	17,457,584	26,762,971	8,219,870	4,652,352
Accumulated net realized loss on investments	(83,336,931)	(31,595,192)	(158,688,790)	(21,828,788)	(7,848,382)

NET ASSETS	$539,215,478	$254,750,087	$857,765,484	$114,380,359	$38,515,830

NET ASSET VALUE PER OUTSTANDING SHARE	$6.03	$8.56	$7.21	$8.41	$8.98
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	175,000,000	100,000,000	200,000,000	100,000,000	100,000,000
Outstanding	89,375,808	29,753,265	119,028,327	13,602,491	4,291,265

(1) Cost of investments, affiliated	$608,972,825	$237,294,601	$831,009,597	$106,161,435	$33,863,798

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME:
Income distributions received, affiliated	$4,250,570	$6,734,765	$14,300,415	$1,603,960	$741,937

EXPENSES:
Management fees	455,271	223,313	814,831	90,081	33,603

NET INVESTMENT INCOME	3,795,299	6,511,452	13,485,584	1,513,879	708,334

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments, affiliated	(50,007,149)	(21,443,631)	(123,100,437)	(13,904,970)	(4,393,454)
Capital gain distributions received, affiliated	1,145,601	641,898	2,437,094	287,745	92,083
Change in net unrealized appreciation (depreciation) on investments	183,438,754	56,815,046	293,036,445	37,818,335	10,909,005

Net realized and unrealized gain on investments	134,577,206	36,013,313	172,373,102	24,201,110	6,607,634

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$138,372,505	$42,524,765	$185,858,686	$25,714,989	$7,315,968

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO
	2009	2008	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,795,299	$5,216,404	$6,511,452	$8,807,248	$13,485,584	$26,184,100
Net realized loss on investments	(50,007,149)	(33,857,157)	(21,443,631)	(4,519,519)	(123,100,437)	(15,026,448)
Capital gain distributions received	1,145,601	20,431,551	641,898	3,717,287	2,437,094	27,607,868
Change in net unrealized appreciation (depreciation) on investments	183,438,754	(267,639,372)	56,815,046	(39,580,343)	293,036,445	(283,889,257)

Net increase (decrease) in net assets resulting from operations	138,372,505	(275,848,574)	42,524,765	(31,575,327)	185,858,686	(245,123,737)

DISTRIBUTIONS:
From net investment income	(4,322,525)	(5,200,694)	(6,929,929)	(8,647,279)	(14,758,701)	(26,202,438)
From net realized gains	(9,713,823)	(56,414,545)	(5,379,064)	(5,744,853)	(28,682,835)	(60,054,974)

Total distributions	(14,036,348)	(61,615,239)	(12,308,993)	(14,392,132)	(43,441,536)	(86,257,412)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	217,061,187	246,692,760	147,155,947	131,392,562	326,533,924	371,303,529
Reinvestment of distributions	14,036,348	61,615,239	12,308,993	14,392,132	43,441,536	86,257,412
Redemptions of shares	(223,785,214)	(317,835,553)	(130,640,875)	(138,439,013)	(448,472,938)	(451,146,109)

Net increase (decrease) in net assets resulting from share transactions	7,312,321	(9,527,554)	28,824,065	7,345,681	(78,497,478)	6,414,832

Total increase (decrease) in net assets	131,648,478	(346,991,367)	59,039,837	(38,621,778)	63,919,672	(324,966,317)

NET ASSETS:
Beginning of period	407,567,000	754,558,367	195,710,250	234,332,028	793,845,812	1,118,812,129

End of period (1)	$539,215,478	$407,567,000	$254,750,087	$195,710,250	$857,765,484	$793,845,812

OTHER INFORMATION:

SHARES:
Sold	42,742,518	36,260,281	18,337,851	15,249,668	49,899,423	49,325,426
Issued in reinvestment of distributions	2,524,071	9,344,215	1,482,412	1,775,791	6,319,006	12,240,394
Redeemed	(43,360,392)	(45,184,081)	(16,240,828)	(16,068,310)	(67,794,046)	(59,209,122)

Net increase (decrease)	1,906,197	420,415	3,579,435	957,149	(11,575,617)	2,356,698

(1) Including undistributed net investment income	0	$215,543	0	$240,119	0	$529,172

See notes to financial statements.
						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2009 AND 2008

	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
	2009	2008	2009	2008

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,513,879	$2,146,122	$708,334	$941,165
Net realized loss on investments	(13,904,970)	(3,797,226)	(4,393,454)	(1,599,769)
Capital gain distributions received	287,745	2,600,718	92,083	714,798
Change in net unrealized appreciation (depreciation) on investments	37,818,335	(27,839,177)	10,909,005	(5,528,913)

Net increase (decrease) in net assets resulting from operations	25,714,989	(26,889,563)	7,315,968	(5,472,719)

DISTRIBUTIONS:
From net investment income	(1,651,792)	(2,132,319)	(759,744)	(930,149)
From net realized gains	(368,737)	(5,014,036)	(1,107,991)	(1,118,511)

Total distributions	(2,020,529)	(7,146,355)	(1,867,735)	(2,048,660)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	54,954,735	34,489,267	24,921,474	19,478,229
Reinvestment of distributions	2,020,529	7,146,355	1,867,735	2,048,660
Redemptions of shares	(34,640,907)	(34,450,757)	(21,613,388)	(14,416,756)

Net increase in net assets resulting share transactions	22,334,357	7,184,865	5,175,821	7,110,133

Total increase (decrease) in net assets	46,028,817	(26,851,053)	10,624,054	(411,246)

NET ASSETS:
Beginning of period	68,351,542	95,202,595	27,891,776	28,303,022

End of period (1)	$114,380,359	$68,351,542	$38,515,830	$27,891,776

OTHER INFORMATION:

SHARES:
Sold	7,706,959	4,011,225	3,052,490	2,210,506
Issued in reinvestment of distributions	256,267	868,589	213,075	237,479
Redeemed	(4,632,374)	(3,703,059)	(2,591,693)	(1,621,653)

Net increase	3,330,852	1,176,755	673,872	826,332

(1) Including undistributed net investment income		$56,806		$24,786

See notes to financial statements.
				(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$4.66	$8.67	$9.25	$9.44	$9.61

Income from Investment Operations

Net investment income	0.05	0.06	0.12	0.22	0.12
Capital gain distributions received	0.01 ‡	0.23	0.64	0.77	0.65

Total distributions received	0.06	0.29	0.76	0.99	0.77

Net realized and unrealized gain (loss)
on investments	1.47	(3.53)	(0.10)	0.41	0.08

Total Income (Loss) From
Investment Operations	1.53	(3.24)	0.66	1.40	0.85

Less Distributions

From net investment income	(0.05)	(0.06)	(0.12)	(0.22)	(0.12)
From net realized gains	(0.11)	(0.71)	(1.12)	(1.37)	(0.90)

Total Distributions	(0.16)	(0.77)	(1.24)	(1.59)	(1.02)

Net Asset Value, End of Period	$6.03	$4.66	$8.67	$9.25	$9.44

Total Return ±	33.02%	(39.90%)	7.35%	15.59%	8.97%

Net Assets, End of Period ($000)	$539,215	$407,567	$754,558	$779,700	$719,786

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	0.83%	0.90%	1.26%	2.22%	1.22%

Portfolio Turnover Rate	22.88%	58.62%	17.27%	21.79%	22.08%

‡	The distribution from capital gains in 2009 was less than $0.01 per share.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$7.48	$9.29	$9.50	$9.46	$9.61

Income from Investment Operations

Net investment income	0.23	0.35	0.30	0.32	0.32
Capital gain distributions received	0.02	0.14	0.20	0.26	0.19

Total distributions received	0.25	0.49	0.50	0.58	0.51

Net realized and unrealized gain (loss)
on investments	1.26	(1.73)	0.01	0.17	(0.10)

Total Income (Loss) From
Investment Operations	1.51	(1.24)	0.51	0.75	0.41

Less Distributions

From net investment income	(0.24)	(0.34)	(0.30)	(0.32)	(0.32)
From net realized gains	(0.19)	(0.23)	(0.42)	(0.39)	(0.24)

Total Distributions	(0.43)	(0.57)	(0.72)	(0.71)	(0.56)

Net Asset Value, End of Period	$8.56	$7.48	$9.29	$9.50	$9.46

Total Return ±	20.51%	(13.67%)	5.69%	8.12%	4.32%

Net Assets, End of Period ($000)	$254,750	$195,710	$234,332	$219,625	$216,132

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.92%	4.05%	3.23%	3.25%	3.27%

Portfolio Turnover Rate	31.67%	51.82%	27.31%	23.17%	43.41%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$6.08	$8.72	$9.09	$9.17	$9.32

Income from Investment Operations

Net investment income	0.12	0.21	0.21	0.26	0.22
Capital gain distributions received	0.02	0.21	0.40	0.52	0.41

Total distributions received	0.14	0.42	0.61	0.78	0.63

Net realized and unrealized gain (loss)
on investments	1.34	(2.36)	0.02	0.29	(0.04)

Total Income (Loss) From
Investment Operations	1.48	(1.94)	0.63	1.07	0.59

Less Distributions

From net investment income	(0.12)	(0.21)	(0.21)	(0.26)	(0.22)
From net realized gains	(0.23)	(0.49)	(0.79)	(0.89)	(0.52)

Total Distributions	(0.35)	(0.70)	(1.00)	(1.15)	(0.74)

Net Asset Value, End of Period	$7.21	$6.08	$8.72	$9.09	$9.17

Total Return ±	24.67%	(23.14%)	7.22%	12.20%	6.38%

Net Assets, End of Period ($000)	$857,765	$793,846	$1,118,812	$1,125,322	$1,021,073

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.66%	2.73%	2.34%	2.78%	2.13%

Portfolio Turnover Rate	25.46%	54.20%	23.43%	21.02%	36.96%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$6.65	$10.47	$10.95	$10.12	$9.58

Income from Investment Operations

Net investment income	0.12	0.23	0.26	0.33	0.21
Capital gain distributions received	0.02	0.25	0.57	0.71	0.58

Total distributions received	0.14	0.48	0.83	1.04	0.79

Net realized and unrealized gain (loss)
on investments	1.78	(3.51)	(0.04)	0.37	(0.04)

Total Income (Loss) From
Investment Operations	1.92	(3.03)	0.79	1.41	0.75

Less Distributions

From net investment income	(0.13)	(0.22)	(0.26)	(0.33)	(0.21)
From net realized gains	(0.03)	(0.57)	(1.01)	(0.25)	0.00

Total Distributions	(0.16)	(0.79)	(1.27)	(0.58)	(0.21)

Net Asset Value, End of Period	$8.41	$6.65	$10.47	$10.95	$10.12

Total Return ±	28.93%	(30.25%)	7.44%	13.97%	7.83%

Net Assets, End of Period ($000)	$114,380	$68,352	$95,203	$90,577	$81,369

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.68%	2.78%	2.35%	3.01%	2.19%

Portfolio Turnover Rate	35.81%	71.86%	41.74%	32.93%	38.44%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2009	2008	2007	2006	2005

Net Asset Value, Beginning of Period	$7.71	$10.14	$10.42	$9.90	$9.56

Income from Investment Operations

Net investment income	0.26	0.29	0.28	0.29	0.24
Capital gain distributions received	0.02	0.20	0.37	0.47	0.34

Total distributions received	0.28	0.49	0.65	0.76	0.58

Net realized and unrealized gain (loss)
on investments	1.43	(2.27)	0.01	0.24	0.00

Total Income (Loss) From
Investment Operations	1.71	(1.78)	0.66	1.00	0.58

Less Distributions

From net investment income	(0.27)	(0.28)	(0.28)	(0.29)	(0.24)
From net realized gains	(0.17)	(0.37)	(0.66)	(0.19)	0.00

Total Distributions	(0.44)	(0.65)	(0.94)	(0.48)	(0.24)

Net Asset Value, End of Period	$8.98	$7.71	$10.14	$10.42	$9.90

Total Return ±	22.30%	(18.16%)	6.60%	10.15%	6.05%

Net Assets, End of Period ($000)	$38,516	$27,892	$28,303	$21,372	$19,722

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	2.11%	3.53%	2.80%	2.75%	2.46%

Portfolio Turnover Rate	59.19%	63.94%	61.31%	37.85%	60.44%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.					(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.  The Portfolios are also available as an investment option for college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of GWL&A.  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.  The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the financial strength of GWL&A and its ability to meet ongoing obligations to the policyholders.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of December 31, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Aggressive Profile II Portfolio	$539,219,954	$-	$-	$539,219,954
Conservative Profile II Portfolio	197,521,215	-	57,230,970	254,752,185
Moderate Profile II Portfolio	727,461,006	-	130,311,562	857,772,568
Moderately Aggressive Profile II Portfolio	107,550,188	-	6,831,117	114,381,305
Moderately Conservative Profile II Portfolio	29,925,571	-	8,590,579	38,516,150

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2009:
			Moderately	Moderately
	Conservative	Moderate	Aggressive	Conservative
	Profile II	Profile II	Profile II	Profile II
Description	Portfolio	Portfolio	Portfolio	Portfolio
Beginning Balance, December 31, 2008	$40,769,228	$103,816,692	$2,899,994	$5,663,217
Total realized gains (or losses)	1,017,726	3,592,253	90,320	186,920
Total unrealized gains (or losses)	491,431	8,327	57,815	20,365
Purchases, sales and corporate actions	14,952,585	22,894,290	3,782,988	2,720,077
Transfers into (out of) Level 3	-	-	-	-
Ending Balance, December 31, 2009	$57,230,970	$130,311,562	$6,831,117	$8,590,579

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as a regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to their shareholders.  Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2006 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board (the FASB) issued Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles - a replacement of FASB Statement No. 162 (SFAS No. 168).  SFAS No. 168 establishes the FASB Accounting Standards CodificationTM (the ASC) as the single source of authoritative accounting principles recognized by the FASB to be applied in the preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) applied by nongovernmental entities.  All previously issued GAAP authoritative pronouncements are superseded and replaced by the ASC and are considered non-authoritative. The ASC also established that rules and interpretative releases of the Securities and Exchange Commission (the SEC) under authority of federal securities laws are also sources of GAAP for SEC registrants.  SFAS No. 168 and the ASC are effective for interim or annual financial periods ending after September 15, 2009.  The Portfolios adopted SFAS No. 168 and the ASC for its fiscal quarter ended September 30, 2009.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165, Subsequent Events (SFAS No. 165).  Effective July 1, 2009, SFAS No.165 was superseded and replaced by certain provisions of ASC topic 855, Subsequent Events (ASC topic 855).  These provisions of ASC topic 855 require companies to establish principles and requirements for subsequent events.  Specifically, these provisions of ASC topic 855 require the disclosure of the period after the date of the financial statements through which management has evaluated events and transactions that may occur for potential recognition or disclosure in a company’s financial statements.  In addition, these provisions of ASC topic 855 provide the circumstances under which the disclosures are required of an entity regarding events and circumstances that have occurred after the date of the financial statements but before the date of issuance.  These provisions of ASC topic 855 are effective for interim or annual financial periods ending after June 15, 2009.  The Portfolios adopted these provisions of ASC topic 855 for the semi-annual period ended June 30, 2009.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A.  The contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation.  GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).   Each of the Portfolios may also invest in various funds offered by Putnam Funds which is an affiliate of MCM & GWL&A.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $199,400 for the year ended December 31, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

Below is a summary of the transactions for each underlying investment during the year ended December 31, 2009, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	3,808,283	$33,661,549	$8,781,685	$565,719	$(3,220,478)	$845,763	$46,499,134
Maxim Janus Large Cap Growth Portfolio	5,767,176	37,601,452	17,879,597	888,625	(4,754,931)	-	63,636,345
Maxim Loomis Sayles Small-Cap Value Portfolio	2,157,571	30,414,404	5,696,567	608,341	(3,075,731)	128,945	35,729,373
Maxim MFS International Growth Portfolio	4,574,172	34,057,647	7,483,358	722,245	(3,673,380)	566,264	46,199,134
Maxim MFS International Value Portfolio	6,250,144	34,075,746	9,401,769	1,429,890	(10,078,899)	366,011	45,938,558
Maxim MidCap Value Portfolio	6,516,793	41,927,604	7,377,906	1,344,813	(3,880,265)	479,647	52,460,183
Maxim Small-Cap Growth Portfolio	1,798,399	19,714,008	5,744,868	408,308	(643,786)	-	27,083,887
Maxim Small-Cap Value Portfolio	4,226,966	31,717,178	7,556,795	1,392,046	(2,952,169)	348,374	35,717,863
Maxim T. Rowe Price Equity/Income Portfolio	3,362,681	30,167,126	10,494,819	475,480	(3,361,865)	740,414	43,513,097
Maxim T. Rowe Price MidCap Growth Portfolio	3,125,183	41,369,575	5,707,095	1,367,231	(5,570,437)	-	46,721,493
Putnam Equity Income Fund	3,184,983	30,084,152	10,979,281	474,945	(1,821,479)	699,043	43,315,766
Putnam Mid Cap Value Fund	5,245,758	42,774,654	6,620,198	1,539,778	(6,973,729)	76,109	52,405,121

TOTAL					$(50,007,149)	$4,250,570	$539,219,954

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,503,103	$19,013,123	$9,244,939	$409,552	$61,268	$1,091,006	$25,656,802
Maxim Global Bond Portfolio	1,814,590	9,332,727	7,775,115	247,062	(469,328)	261,310	16,367,601
Maxim Invesco ADR Portfolio	387,018	3,702,423	1,497,093	138,618	(1,153,852)	85,860	4,725,492
Maxim Janus Large Cap Growth Portfolio	1,660,968	15,472,722	4,462,698	831,878	(3,586,517)	-	18,327,756
Maxim Loomis Sayles Small-Cap Value Portfolio	289,271	5,562,158	1,495,256	245,452	(1,665,147)	19,595	4,790,322
Maxim MFS International Growth Portfolio	469,959	3,724,804	1,497,184	180,550	(949,682)	58,051	4,746,588
Maxim MFS International Value Portfolio	642,155	3,744,198	1,758,691	305,865	(2,127,786)	37,055	4,719,841
Maxim MidCap Value Portfolio	815,126	5,751,676	1,873,990	376,251	(1,164,594)	60,145	6,561,764
Maxim Putnam High Yield Bond Portfolio	2,144,663	14,115,363	5,470,104	1,197,629	(3,678,765)	1,632,668	16,277,992
Maxim Short Duration Bond Portfolio	1,827,621	13,624,166	7,183,597	329,969	2,623	715,250	18,349,316
Maxim Small-Cap Value Portfolio	568,890	5,801,211	1,797,465	508,316	(1,092,161)	53,458	4,807,121
Maxim T. Rowe Price Equity/Income Portfolio	797,025	8,277,701	3,609,454	319,579	(2,893,931)	180,937	10,313,505
Maxim T. Rowe Price MidCap Growth Portfolio	58,168	-	910,552	4,243	(238)	-	869,619
Maxim U.S. Government Mortgage Securities Portfolio	2,289,840	18,660,228	12,956,928	317,516	138,328	960,322	27,799,804
Putnam Equity Income Fund	755,838	8,253,069	2,976,286	243,150	(959,352)	172,811	10,279,399
Putnam High Yield Advantage Fund	2,882,638	14,039,567	5,134,674	1,521,649	(1,176,610)	1,396,601	16,373,384
Putnam Mid Cap Value Fund	656,147	5,867,520	2,038,642	401,145	(1,745,615)	9,696	6,554,909
Great-West Life & Annuity Contract	49,096,183	40,769,228	22,650,170	6,796,436	1,017,728	-	57,230,970

TOTAL					$(21,443,631)	$6,734,765	$254,752,185

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Moderate Profile II Portfolio

Maxim Federated Bond Portfolio	6,132,352	$54,495,248	$20,653,546	$1,634,003	$505,196	$2,874,965	$62,856,607
Maxim Global Bond Portfolio	5,255,186	35,653,552	16,751,651	1,161,503	(2,246,391)	859,529	47,401,775
Maxim Invesco ADR Portfolio	3,629,025	42,391,181	5,435,732	1,345,888	(9,947,370)	806,453	44,310,394
Maxim Janus Large Cap Growth Portfolio	8,217,328	78,866,149	12,031,284	3,299,276	(16,203,094)	-	90,671,138
Maxim Loomis Sayles Small-Cap Value Portfolio	2,140,977	42,540,098	4,284,490	1,440,080	(9,416,088)	145,136	35,454,573
Maxim MFS International Growth Portfolio	4,367,433	42,889,641	5,034,879	1,780,837	(9,875,886)	541,707	44,111,075
Maxim MFS International Value Portfolio	5,955,904	42,878,284	7,808,627	3,054,990	(22,767,902)	354,641	43,775,892
Maxim MidCap Value Portfolio	4,839,793	43,999,624	4,627,859	2,881,361	(8,360,232)	411,472	38,960,338
Maxim Putnam High Yield Bond Portfolio	2,541,023	17,977,504	3,976,123	1,276,728	(3,952,442)	1,982,620	19,286,367
Maxim Small-Cap Growth Portfolio	430,113	-	6,729,748	30,495	(876)	-	6,477,501
Maxim Small-Cap Value Portfolio	4,198,304	44,378,821	6,488,047	3,041,280	(6,573,202)	395,568	35,475,672
Maxim T. Rowe Price Equity/Income Portfolio	3,792,085	42,215,519	13,029,035	1,398,005	(10,783,389)	878,692	49,069,583
Maxim T. Rowe Price MidCap Growth Portfolio	2,661,008	43,405,999	4,107,184	1,883,843	(9,605,756)	-	39,782,063
Maxim U.S. Government Mortgage Securities Portfolio	5,154,166	53,483,201	23,957,636	1,248,517	759,208	2,466,469	62,573,306
Putnam Equity Income Fund	3,596,135	42,086,619	10,287,410	1,070,810	(4,125,299)	827,879	48,907,434
Putnam High Yield Advantage Fund	3,420,431	17,881,217	4,387,595	1,758,217	(1,413,825)	1,697,844	19,428,048
Putnam Mid Cap Value Fund	3,895,820	44,889,426	5,279,044	2,999,893	(12,685,342)	57,440	38,919,240
Great-West Life & Annuity Contract	111,789,128	103,816,692	51,751,732	25,387,042	3,592,253	-	130,311,562

TOTAL					$(123,100,437)	$14,300,415	$857,772,568

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Moderately Aggressive Profile II Portfolio

Maxim Federated Bond Portfolio	553,439	$3,044,500	$3,547,598	$119,158	$48,338	$219,447	$5,672,750
Maxim Global Bond Portfolio	636,497	2,983,280	3,348,369	133,591	(326,572)	96,686	5,741,204
Maxim Invesco ADR Portfolio	566,353	4,140,275	2,825,622	143,110	(1,327,881)	125,173	6,915,167
Maxim Janus Large Cap Growth Portfolio	1,121,088	6,600,734	5,239,370	294,152	(1,066,878)	-	12,371,143
Maxim Loomis Sayles Small-Cap Value Portfolio	238,240	2,671,559	1,588,493	84,441	(546,646)	13,378	3,945,260
Maxim MFS International Growth Portfolio	681,411	4,189,446	2,723,344	190,218	(927,973)	83,941	6,882,253
Maxim MFS International Value Portfolio	931,108	4,193,386	3,031,512	326,317	(2,554,551)	54,203	6,843,647
Maxim MidCap Value Portfolio	1,019,760	5,526,663	3,195,375	359,746	(990,579)	72,328	8,209,064
Maxim Putnam High Yield Bond Portfolio	338,373	1,505,506	1,391,698	139,113	(404,865)	231,131	2,568,252
Maxim Small-Cap Growth Portfolio	343,957	3,463,126	2,399,186	156,823	(673,206)	-	5,179,993
Maxim Small-Cap Value Portfolio	466,019	2,786,872	1,774,808	186,095	(382,750)	35,979	3,937,860
Maxim T. Rowe Price Equity/Income Portfolio	680,991	5,299,224	3,815,840	184,014	(1,685,674)	147,444	8,812,027
Maxim T. Rowe Price MidCap Growth Portfolio	351,565	3,634,719	2,031,255	171,275	(1,041,758)	-	5,255,890
Maxim U.S. Government Mortgage Securities Portfolio	465,767	2,987,927	3,799,320	92,938	62,922	189,621	5,654,803
Putnam Equity Income Fund	645,796	5,286,828	3,646,891	149,938	(513,826)	137,425	8,782,826
Putnam High Yield Advantage Fund	455,738	1,498,296	1,448,454	195,837	(137,994)	185,599	2,588,592
Putnam Mid Cap Value Fund	819,766	5,639,158	3,294,575	379,050	(1,525,397)	11,605	8,189,457
Great West Life & Annuity Contract	5,860,145	2,899,994	4,964,126	1,027,185	90,320	-	6,831,117

TOTAL					$(13,904,970)	$1,603,960	$114,381,305

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	12/31/2009

Moderately Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	294,212	$1,979,373	$1,915,393	$104,344	$36,239	$121,141	$3,015,676
Maxim Global Bond Portfolio	257,620	1,297,314	1,541,140	84,907	(211,786)	38,033	2,323,732
Maxim INVESCO ADR Portfolio	109,782	1,016,791	691,400	64,587	(436,619)	24,077	1,340,437
Maxim Janus Large Cap Growth Portfolio	285,913	2,136,235	1,661,507	169,513	(658,971)	-	3,155,355
Maxim Loomis Sayles Small-Cap Value Portfolio	96,225	1,531,803	941,542	91,044	(363,824)	6,134	1,593,480
Maxim MFS International Growth Portfolio	131,868	1,028,511	672,962	83,405	(337,961)	16,137	1,331,870
Maxim MFS International Value Portfolio	179,667	1,028,702	749,011	130,230	(519,866)	10,529	1,320,553
Maxim MidCap Value Portfolio	127,358	790,223	566,967	84,658	(200,910)	9,164	1,025,232
Maxim Putnam High Yield Bond Portfolio	222,177	1,308,386	1,068,171	172,892	(376,108)	165,587	1,686,324
Maxim Short Duration Bond Portfolio	71,540	631,325	589,177	54,532	8,971	32,823	718,262
Maxim Small-Cap Value Portfolio	188,683	1,593,924	1,034,079	187,154	(212,828)	16,676	1,594,367
Maxim T. Rowe Price Equity/Income Portfolio	131,585	1,136,999	1,063,332	73,405	(452,571)	28,352	1,702,706
Maxim T. Rowe Price MidCap Growth Portfolio	107,715	1,561,683	919,642	120,581	(336,153)	-	1,610,344
Maxim U.S. Government Mortgage Securities Portfolio	255,134	1,943,323	2,165,597	83,373	52,338	105,098	3,097,747
Putnam Equity Income Fund	124,505	1,135,625	966,934	60,069	(220,685)	26,090	1,693,266
Putnam High Yield Advantage Fund	298,568	1,302,576	1,039,030	225,332	(173,374)	140,589	1,695,866
Putnam Mid Cap Value Fund	102,138	806,003	581,509	80,845	(176,267)	1,507	1,020,354
Great West Life & Annuity Contract	7,369,517	5,663,217	5,648,646	2,577,383	186,921	-	8,590,579

TOTAL					$(4,393,454)	$741,937	$38,516,150

3.         PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Aggressive Profile II Portfolio	$103,723,938	$105,500,684
Conservative Profile II Portfolio	94,332,838	70,661,927
Moderate Profile II Portfolio	206,621,622	312,633,839
Moderately Aggressive Profile II Portfolio	54,065,836	31,949,392
Moderately Conservative Profile II Portfolio	23,816,039	19,707,457

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2009 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile II Portfolio	$693,360,156	$-	$(154,140,202)	$(154,140,202)
Conservative Profile II Portfolio	269,624,823	3,566,748	(18,439,386)	(14,872,638)
Moderate Profile II Portfolio	991,606,111	7,642,290	(141,475,833)	(133,833,543)
Moderately Aggressive Profile II Portfolio	128,402,732	194,624	(14,216,051)	(14,021,427)
Moderately Conservative Profile II Portfolio	42,125,442	289,760	(3,899,052)	(3,609,292)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2009 and 2008 were as follows:

Aggressive Profile II Portfolio	2009	2008
Distributions paid from:
Ordinary income	$4,010,842	$5,200,694
Long-term capital gain	10,025,506	56,414,545
	$14,036,348	$61,615,239

Conservative Profile II Portfolio	2009	2008
Distributions paid from:
Ordinary income	$6,751,570	$8,661,884
Long-term capital gain	5,557,423	5,730,248
	$12,308,993	$14,392,132

Moderate Profile II Portfolio	2009	2008
Distributions paid from:
Ordinary income	$14,014,756	$26,202,438
Long-term capital gain	29,426,780	60,054,974
	$43,441,536	$86,257,412

Moderately Aggressive Profile II Portfolio	2009	2008
Distributions paid from:
Ordinary income	$1,570,685	$2,132,319
Long-term capital gain	449,844	5,014,036
	$2,020,529	$7,146,355

Moderately Conservative Profile II Portfolio	2009	2008
Distributions paid from:
Ordinary income	$1,102,165	$930,390
Long-term capital gain	765,570	1,118,270
	$1,867,735	$2,048,660

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile II Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	1,050,400
Net accumulated earnings	1,050,400

Net unrealized depreciation on investments	(154,140,202)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(153,089,802)

Conservative Profile II Portfolio
Undistributed ordinary income	$533
Undistributed capital gains	734,497
Net accumulated earnings	735,030

Net unrealized depreciation on investments	(14,872,638)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(14,137,608)

Moderate Profile II Portfolio
Undistributed ordinary income	$5,442
Undistributed capital gains	1,902,282
Net accumulated earnings	1,907,724

Net unrealized depreciation on investments	(133,833,543)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(131,925,819	)-

Moderately Aggressive Profile II Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	412,509
Net accumulated earnings	412,509

Net unrealized depreciation on investments	(14,021,427)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(13,608,918)

Moderately Conservative Profile II Portfolio
Undistributed ordinary income	$57,422
Undistributed capital gains	355,840
Net accumulated earnings	413,262

Net unrealized depreciation on investments	(3,609,292)
Capital loss carryforwards	-
Post-October losses	-
Tax composition of capital	$(3,196,030)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  For the year ended December 31, 2009 the Portfolios reclassified the following permanent book and tax differences of: Aggressive Profile II Portfolio reclassified $311,683 from accumulated net realized loss on investments to overdistributed net investment income, Conservative Profile II Portfolio reclassified $178,358 from accumulated net realized loss on investments to overdistributed net investment income, Moderate Profile II reclassified $743,945 from accumulated net realized loss on investments to overdistributed net investment income, Moderately Aggressive Profile II reclassified $81,107 from accumulated net realized loss on investments to overdistributed net investment income and Moderately Conservative Profile II reclassified $26,624 from accumulated net realized loss on investments to overdistributed net investment income.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.  Of the ordinary income distributions declared for the year ended December 31, 2009, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile II Portfolio	65%
Conservative Profile II Portfolio	8%
Moderate Profile II Portfolio	20%
Moderately Aggressive Profile II Portfolio	28%
Moderately Conservative Profile II Portfolio	8%

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the financial statements, including the estimates inherent in the process of preparing these financial statements, through the issuance date, February 25, 2010, of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares		Value ($)

3,808,283	Maxim Invesco ADR Portfolio	$46,499,134
5,767,176	Maxim Janus Large Cap Growth Portfolio	63,636,345
2,157,571	Maxim Loomis Sayles Small-Cap Value Portfolio	35,729,373
4,574,172	Maxim MFS International Growth Portfolio	46,199,134
6,250,144	Maxim MFS International Value Portfolio	45,938,558
6,516,793	Maxim MidCap Value Portfolio	52,460,183
1,798,399	Maxim Small-Cap Growth Portfolio	27,083,887
4,226,966	Maxim Small-Cap Value Portfolio	35,717,863
3,362,681	Maxim T. Rowe Price Equity/Income Portfolio	43,513,097
3,125,183	Maxim T. Rowe Price MidCap Growth Portfolio	46,721,493
3,184,983	Putnam Equity Income Fund	43,315,766
5,245,758	Putnam Mid Cap Value Fund	52,405,121

TOTAL FUND INVESTMENTS --- 100.00%		$539,219,954
(Cost $608,972,825)

OTHER ASSETS AND LIABILITIES --- 0.00%		$(4,476)

TOTAL NET ASSETS --- 100%		$539,215,478
(Cost $608,972,825)

See notes to financial statements.
		(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares			Value ($)

2,503,103		Maxim Federated Bond Portfolio	$25,656,802
1,814,590		Maxim Global Bond Portfolio	16,367,601
387,018		Maxim Invesco ADR Portfolio	4,725,492
1,660,968		Maxim Janus Large Cap Growth Portfolio	18,327,756
289,271		Maxim Loomis Sayles Small-Cap Value Portfolio	4,790,322
469,959		Maxim MFS International Growth Portfolio	4,746,588
642,155		Maxim MFS International Value Portfolio	4,719,841
815,126		Maxim MidCap Value Portfolio	6,561,764
2,144,663		Maxim Putnam High Yield Bond Portfolio	16,277,992
1,827,621		Maxim Short Duration Bond Portfolio	18,349,316
568,890		Maxim Small-Cap Value Portfolio	4,807,121
797,025		Maxim T. Rowe Price Equity/Income Portfolio	10,313,505
58,168		Maxim T. Rowe Price MidCap Growth Portfolio	869,619
2,289,840		Maxim U.S. Government Mortgage Securities Portfolio	27,799,804
755,838		Putnam Equity Income Fund	10,279,399
2,882,638		Putnam High Yield Advantage Fund	16,373,384
656,147		Putnam Mid Cap Value Fund	6,554,909

TOTAL FUND INVESTMENTS --- 77.54%			$197,521,215
(Cost $183,425,314)

FIXED INTEREST CONTRACT

Interest			Value ($)

49,096,183	*	Great-West Life & Annuity Contract	$57,230,970

TOTAL FIXED INTEREST CONTRACT --- 22.46%
(Cost $53,869,287)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(2,098)

TOTAL NET ASSETS --- 100%			$254,750,087
(Cost $237,294,601)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares			Value ($)

6,132,352		Maxim Federated Bond Portfolio	$62,856,607
5,255,186		Maxim Global Bond Portfolio	47,401,775
3,629,025		Maxim Invesco ADR Portfolio	44,310,394
8,217,328		Maxim Janus Large Cap Growth Portfolio	90,671,138
2,140,977		Maxim Loomis Sayles Small-Cap Value Portfolio	35,454,573
4,367,433		Maxim MFS International Growth Portfolio	44,111,075
5,955,904		Maxim MFS International Value Portfolio	43,775,892
4,839,793		Maxim MidCap Value Portfolio	38,960,338
2,541,023		Maxim Putnam High Yield Bond Portfolio	19,286,367
430,113		Maxim Small-Cap Growth Portfolio	6,477,501
4,198,304		Maxim Small-Cap Value Portfolio	35,475,672
3,792,085		Maxim T. Rowe Price Equity/Income Portfolio	49,069,583
2,661,008		Maxim T. Rowe Price MidCap Growth Portfolio	39,782,063
5,154,166		Maxim U.S. Government Mortgage Securities Portfolio	62,573,306
3,596,135		Putnam Equity Income Fund	48,907,434
3,420,431		Putnam High Yield Advantage Fund	19,428,048
3,895,820		Putnam Mid Cap Value Fund	38,919,240

TOTAL FUND INVESTMENTS --- 84.81%			$727,461,006
(Cost $708,160,061)

FIXED INTEREST CONTRACT

Interest			Value ($)

111,789,128	*	Great West Life & Annuity Contract	$130,311,562

TOTAL FIXED INTEREST CONTRACT --- 15.19%
(Cost $122,849,536)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(7,084)

TOTAL NET ASSETS --- 100%			$857,765,484
(Cost $831,009,597)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares			Value ($)

553,439		Maxim Federated Bond Portfolio	$5,672,750
636,497		Maxim Global Bond Portfolio	5,741,204
566,353		Maxim Invesco ADR Portfolio	6,915,167
1,121,088		Maxim Janus Large Cap Growth Portfolio	12,371,143
238,240		Maxim Loomis Sayles Small-Cap Value Portfolio	3,945,260
681,411		Maxim MFS International Growth Portfolio	6,882,253
931,108		Maxim MFS International Value Portfolio	6,843,647
1,019,760		Maxim MidCap Value Portfolio	8,209,064
338,373		Maxim Putnam High Yield Bond Portfolio	2,568,252
343,957		Maxim Small-Cap Growth Portfolio	5,179,993
466,019		Maxim Small-Cap Value Portfolio	3,937,860
680,991		Maxim T. Rowe Price Equity/Income Portfolio	8,812,027
351,565		Maxim T. Rowe Price MidCap Growth Portfolio	5,255,890
465,767		Maxim U.S. Government Mortgage Securities Portfolio	5,654,803
645,796		Putnam Equity Income Fund	8,782,826
455,738		Putnam High Yield Advantage Fund	2,588,592
819,766		Putnam Mid Cap Value Fund	8,189,457

TOTAL FUND INVESTMENTS --- 94.03%			$107,550,188
(Cost $99,496,220)

FIXED INTEREST CONTRACT

Interest			Value ($)

5,860,145	*	Great West Life & Annuity Contract	$6,831,117

TOTAL FIXED INTEREST CONTRACT --- 5.97%
(Cost $6,665,215)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(946)

TOTAL NET ASSETS --- 100%			$114,380,359
(Cost $106,161,435)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

FUND INVESTMENTS

Shares			Value ($)

294,212		Maxim Federated Bond Portfolio	$3,015,676
257,620		Maxim Global Bond Portfolio	2,323,732
109,782		Maxim INVESCO ADR Portfolio	1,340,437
285,913		Maxim Janus Large Cap Growth Portfolio	3,155,355
96,225		Maxim Loomis Sayles Small-Cap Value Portfolio	1,593,480
131,868		Maxim MFS International Growth Portfolio	1,331,870
179,667		Maxim MFS International Value Portfolio	1,320,553
127,358		Maxim MidCap Value Portfolio	1,025,232
222,177		Maxim Putnam High Yield Bond Portfolio	1,686,324
71,540		Maxim Short Duration Bond Portfolio	718,262
188,683		Maxim Small-Cap Value Portfolio	1,594,367
131,585		Maxim T. Rowe Price Equity/Income Portfolio	1,702,706
107,715		Maxim T. Rowe Price MidCap Growth Portfolio	1,610,344
255,134		Maxim U.S. Government Mortgage Securities Portfolio	3,097,747
124,505		Putnam Equity Income Fund	1,693,266
298,568		Putnam High Yield Advantage Fund	1,695,866
102,138		Putnam Mid Cap Value Fund	1,020,354

TOTAL FUND INVESTMENTS --- 77.70%			$29,925,571
(Cost $25,492,977)

FIXED INTEREST CONTRACT

Interest			Value ($)

7,369,517	*	Great West Life & Annuity Contract	$8,590,579

TOTAL FIXED INTEREST CONTRACT --- 22.30%
(Cost $8,370,821)

OTHER ASSETS AND LIABILITIES --- 0.00%			$(320)

TOTAL NET ASSETS --- 100%			$38,515,830
(Cost $33,863,798)

* Represents the dollar value of the individual interest in the Contract acquired at the date of acquisition.

See notes to financial statements.
			(Concluded)

Fund Directors and Officers

Maxim Series Fund, Inc. (the “Fund’) is organized under Maryland law, and is governed by the Board of Directors (the “Board”).  The Board is responsible for overall management of the Fund’s business affairs.  The Board meets regularly to review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs.  The Board elects the Fund’s officers.  The business address of each Director and officer is 8515 E. Orchard Road, Greenwood Village, Colorado 80111.  Each Director and officer oversees 54 portfolios, each of which is a series of the Fund.  The following table provides information about each of the Directors and officers of the Fund.

Independent Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Sanford Zisman (1939) 1982	Attorney, Law Firm of Zisman,& Ingraham, P.C.
Richard P. Koeppe (1931) 1987	Retired educator
Gail H. Klapper (1943) 2007	Director, Guaranty Bancorp; Managing Attorney, Klapper Law Firm; Member, The Colorado Forum
*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

Interested Directors*
Name (Year of Birth) Year Elected	Principal Occupation(s) During Past Five Years and Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008
Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”).

Interested Officers*
Name (Year of Birth) Title Year Elected	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008
President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers (1967) Treasurer and Investment Operations Compliance Officer 2008
Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Treasurer and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Secretary and Chief Compliance Officer 1997
Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC, MCM and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC

*An “Interested Officer” refers to an officer who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Remuneration Paid to Directors
The Fund pays no salaries or compensation to any of the Interested Directors or Officers.  The chart below sets forth the total compensation paid to the Independent Directors during the Fund’s most recently completed fiscal year.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors
R.P. Koeppe	$67,700	0	0	$67,700
S. Zisman	$64,000	0	0	$64,000
G.H. Klapper	$67,700	0	0	$67,000

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to:  Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129.  The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Approval of Sub-Advisory Agreements for Maxim Putnam High Yield Bond Portfolio and Maxim MFS International Value Portfolio
The Board of Directors (“Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on August 11, 2009, approved a new Sub-Advisory Agreement among the Fund, GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and Massachusetts Financial Services Company (“MFS”) with respect to the Maxim MFS International Value Portfolio (formerly, the Maxim Bernstein International Equity Portfolio).  At a meeting held on April 23, 2009, the Board, including the Independent Directors, approved a new Sub-Advisory Agreement among the Fund, MCM and Putnam Investment Management, LLC (“Putnam”) with respect to the Maxim Putnam High Yield Bond Portfolio (formerly, the Maxim High Yield Bond Portfolio).  These Sub-Advisory Agreements are collectively referred to as the “Agreements,” and Putnam and MFS are collectively referred to as the “Sub-Advisers.”

Pursuant to the Investment Advisory Agreement between the Fund and MCM, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.

The Fund operates under a manager-of-managers structure pursuant to an exemptive order issued by the United States Securities and Exchange Commission (the “SEC”), which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval, subject to certain conditions.  The Sub-Advisory Agreement with MFS was approved by the Board without shareholder approval in accordance with the terms of the exemptive order.  The relief granted by the exemptive order, however, does not extend to a sub-adviser that is an affiliated person of the Fund or MCM, other than by reason of serving as a sub-adviser to one or more of the Fund’s portfolios.  Because Putnam is, or could be deemed to be, an affiliated person of MCM by virtue of being under common control with MCM, the Sub-Advisory Agreement with Putnam was approved by the Board subject to shareholder approval.  The Sub-Advisory Agreement was subsequently approved by shareholders at a special meeting of shareholders held on July 31, 2009.

Under the manager-of-managers structure, MCM is also responsible for monitoring and evaluating the performance of the sub-advisers and for recommending the hiring, termination and replacement of sub-advisers to the Board.  Pursuant to the Agreements, each of Putnam and MFS, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.

In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Prior to approving the Agreements, MCM, at the request of the Board, conducted a thorough search for replacement sub-advisers for the Portfolios.  The Board requested that MCM conduct the search for replacement sub-advisers as a result of poor investment performance of the Portfolios under the management of the then current sub-advisers.  Requests for Proposals were sent to more than 20 potential replacement sub-advisers for each Portfolio.  MCM received more than 15 proposals for each Portfolio.  MCM then analyzed the proposals using various fund analytics and conducted additional research to narrow the list of potential replacement sub-advisers.  The MCM Investment Committee then interviewed the potential replacement sub-advisers in person.  Based on those interviews and the totality of information made available to it, MCM then recommended to the Board that the Sub-Advisers be selected as the new sub-advisers for the Portfolios.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the Agreements are discussed below.

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided to the Portfolios by the Sub-Advisers.  Among other things, the Board considered each Sub-Adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolio.  The Board also considered each Sub-Adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures.  In addition, the Board considered each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  The Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Portfolios by the Sub-Advisers.

Investment Performance
The Board reviewed information regarding the investment performance of similar funds currently managed by Putnam and MFS as well as similar funds managed by other companies and the peer groups for the applicable asset classes.   With regard to the Maxim MFS International Value Portfolio, the Board also reviewed information regarding the investment performance of the Portfolio as managed by its previous sub-adviser, AllianceBernstein LLP (“Bernstein”), and as compared against various benchmarks.  The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008 for Putnam and MFS, to the extent applicable, risk weighted performance measures, and each Portfolio’s Morningstar category and overall ratings.

The Board noted the investment returns of the similarly managed Putnam High Yield Advantage Fund (Class Y) exceeded those of the Maxim Putnam High Yield Bond Portfolio over the 1-, 3-, and 5-year periods and also exceeded the returns of the Morningstar High Yield Bond Category Average over the 1-, 3-, 5- and 10-year periods.  Based on the information provided, the Board concluded that it was satisfied with the performance of Putnam as compared against various benchmarks, as well as against similar funds managed by other companies and against the peer group for the asset class.

Based on the information provided, the Board concluded that the Maxim MFS International Value Portfolio, as managed by Bernstein, underperformed as compared against various benchmarks, as well as against similar funds currently managed by MFS and other companies, and the peer group for the applicable asset class.

Profitability and Other Benefits to Putnam and MFS
The Board did not consider profitability information with respect to the Sub-Advisers. The Sub-Advisers’ separate profitability apart from their relationship with the Fund was not a material factor in determining whether to approve the Agreements.

The Board considered potential “fall-out” or ancillary benefits that could be received by the Sub-Advisers as a result of their relationship with the Fund, and noted that such benefits could include, among other, benefits directly attributable to their relationship with the Fund (such as soft-dollar credits, which are credits obtained with portfolio brokerage commissions that are used to purchase research products and services from brokers) and benefits potentially derived from an increase in the Sub-Advisers’ business as a result of their relationship with the Fund.  The Board concluded that other ancillary benefits that the Sub-Advisers and their affiliates could receive were not unreasonable.

Economies of Scale
The Board considered the expense ratio of each Portfolio and noted that the overall expenses of the Portfolios would remain the same under the Agreements.  The Board did not review specific information regarding anticipated economies of scale with respect to the management of the Portfolios because it regards that information as less relevant at the sub-adviser level.  The Board reviews information regarding potential economies of scale at its annual meeting when considering the renewal of the MCM Investment Advisory Agreement and the Fund’s various sub-advisory agreements.

Management Fees and Expenses
The Board considered and reviewed the current management fees and expenses for the Portfolios together with the proposed sub-advisory fees, noting that, because the sub-advisory fees are paid out of the management fees that MCM receives from the Portfolios, there would be no change in the level of management fees paid by shareholders of the Portfolios as a result of a change of sub-advisers.  The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolios, noting that the new sub-advisory fees would be lower.  The Board was aware that, because the new sub-advisory fees are lower, MCM will retain a greater portion of the management fees paid by shareholders as a result of a change of sub-advisers.

In evaluating the management and sub-advisory fees, the Board considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolios.  Regarding Maxim MFS International Value Portfolio, the Board also considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by MFS.

Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds.  The Board also concluded that the expense ratio for the Maxim Putnam High Yield Bond Portfolio was near the median expense ratio for its Morningstar fund category.  Regarding the Maxim MFS International Value Portfolio, the Board concluded that the Portfolio’s expense ratio was generally near or below the median expense ratio for its Morningstar fund category.

Availability of Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.                            CODE OF ETHICS.

(a)
As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.                            AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees.  The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $315,080 for fiscal year 2008 and $390,120 for fiscal year 2009.

(b)
Audit-Related Fees.  The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $37,500 for fiscal year 2008 and $79,500 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)
Tax Fees.  The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $138,345 for fiscal year 2008 and $144,625 for fiscal year 2009.  The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)
All Other Fees.  There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)      (1)      Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.  The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors.  The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.  The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.  The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4  The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)
100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2008 equaled $3,004,438 and for fiscal year 2009 equaled $985,800.

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 5.                            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail H. Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.                            INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.                            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                            SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.                            CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.                            EXHIBITS.

(a)                (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	February 22, 2010

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer and Investment Operations Compliance Officer

Date:	February 22, 2010